Fair Value Measurement - Schedule of Inputs to the Valuation Model (Details)	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Inputs to the Valuation Model [Line items]
Measurement input		4.48
Discounts for lack of marketability [Member]
Schedule of Inputs to the Valuation Model [Line items]
Measurement input
Discounts for lack of marketability [Member] | Minimum [Member]
Schedule of Inputs to the Valuation Model [Line items]
Measurement input		5
Discounts for lack of marketability [Member] | Maximum [Member]
Schedule of Inputs to the Valuation Model [Line items]
Measurement input		22